Income Taxes (Details) - Schedule of Loss Before Income Tax - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loss Before Income Tax [Abstract]
U.S.	$ (37,106,599)	$ (13,419,830)
Foreign	(315,688)
Total loss before income taxes	$ (37,422,287)	$ (13,419,830)